Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ (757,000)	$ 3,099,000	$ (431,000)	$ 9,588,000	$ 11,119,000	$ (6,107,000)	$ (16,504,000)
Other comprehensive (loss) income:
Change in fair value of swap agreement	(348,000)	(87,000)	(641,000)	(17,000)	108,000	841,000	0
Total comprehensive income	(1,105,000)	3,012,000	(1,072,000)	9,571,000	11,227,000	(5,266,000)	(16,504,000)
Preferred units redemption premium					0	0	(375,000)
Distributions to redeemable noncontrolling interests attributable to common stockholders					0	0	(398,000)
Comprehensive (income) attributable to noncontrolling interests	2,000	(1,000)	3,000	(3,000)	(3,000)	3,000	30,000
Comprehensive income attributable to common stockholders	(1,103,000)	3,011,000	(1,069,000)	9,568,000	11,224,000	(5,263,000)	(17,247,000)
Griffin Capital Essential Asset REIT, Inc. [Member]
Net income	4,329,000	9,445,000	18,769,000	32,911,000	146,133,000	26,555,000	15,621,000
Other comprehensive (loss) income:
Equity in other comprehensive (loss) income of unconsolidated joint venture	(12,000)	311,000	224,000	489,000	465,000	241,000	(189,000)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax					6,891,000	2,033,000	(6,371,000)
Change in fair value of swap agreements	3,297,000	748,000	7,276,000	3,471,000
Total comprehensive income	7,614,000	10,504,000	26,269,000	36,871,000	153,489,000	28,829,000	9,061,000
Distributions to redeemable preferred unit holders					0	0	(9,245,000)
Preferred units redemption premium					0	0	(9,905,000)
Distributions to redeemable preferred shareholders	(1,228,000)	0	(1,228,000)	0
Distributions to redeemable noncontrolling interests attributable to common stockholders	(90,000)	(90,000)	(266,000)	(266,000)	(356,000)	(358,000)	(359,000)
Comprehensive (income) attributable to noncontrolling interests	(232,000)	(361,000)	(895,000)	(1,268,000)	(5,373,000)	(990,000)	282,000
Comprehensive income attributable to common stockholders	$ 6,064,000	$ 10,053,000	$ 23,880,000	$ 35,337,000	$ 147,760,000	$ 27,481,000	$ (10,166,000)